Note 5. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	11/30/2012	11/30/2011

Provision computed at federal statutory rate	15%	15%
state tax, net of federal tax benefit	0%	0%
Valuation allowance	-15%	-15%
Effective income tax rate	0%	0%